PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 2,655	$ 2,298	$ 2,065
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	501	$ 478	$ 380
Asset retirement obligations | Mining activities
Disclosure of other provisions [line items]
Provisions	444
Asset retirement obligations | Site restoration
Disclosure of other provisions [line items]
Provisions	1,309
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	144
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	141
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	86
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	53
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 52